Condensed Consolidated Statement of Equity (Unaudited) (USD $) In Thousands, except Share data	Common Class A [Member]	Common Class B [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance at Oct. 31, 2011	$ 921	$ 153	$ 135,299	$ 591,696	$ (1,109,506)	$ (115,257)	$ 92	$ (496,602)
Balance (in Shares) at Oct. 31, 2011	80,446,772	14,560,464	5,600
Stock options, amortization and issuances				2,639				2,639
Restricted stock amortization, issuances and forfeitures	2	1		132				135
Restricted stock amortization, issuances and forfeitures (in Shares)	140,119	117,399
Stock issuance	250			47,000				47,250
Stock issuance (in Shares)	25,000,000
Issuance of shares for debt	30			8,191				8,221
Issuance of shares for debt (in Shares)	3,064,330
Settlement of prepaid common stock purchase contracts	35			(35)
Settlement of prepaid common stock purchase contracts (in Shares)	3,482,901
Conversion of Class B to Class A Common Stock (in Shares)	17,910	(17,910)
Changes in noncontrolling interest in consolidated joint ventures							139	139
Treasury stock purchases						(103)		(103)
Treasury stock purchases (in Shares)	(66,043)
Net loss					(16,463)			(16,463)
Balance at Apr. 30, 2012	$ 1,238	$ 154	$ 135,299	$ 649,623	$ (1,125,969)	$ (115,360)	$ 231	$ (454,784)
Balance (in Shares) at Apr. 30, 2012	112,085,989	14,659,953	5,600